Assets held for sale (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Assets held for sale
Gross book value of CMO-Equipment held for sale		€ 9,130
Impairment of assets held for sale		6,711
Inventories fair value costs to sell		€ 2,419
Assets held for sale with a net book value sold	€ 523